COSTS AND EXPENSES BY NATURE (Details) - Schedule of depreciation and amortization - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of depreciation and amortization [Abstract]
Depreciation	[1]	$ (1,125,154)	$ (1,114,232)	$ (1,219,586)
Amortization		(54,358)	(51,162)	(169,800)
Total		$ (1,179,512)	$ (1,165,394)	$ (1,389,386)

[1]	Included within this amount is the depreciation of the Property, plant and equipment (See Note 16 (a)) and the maintenance of the aircraft recognized as right of use assets. The maintenance cost amount included in the depreciation line for the period ended December 31, 2022 is ThUS$ 463,306 (ThUS $ 351,701 for the same period in 2021).